Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net, consists of the following:
	June 30, 2024	December 31, 2023

Accounts receivable	$29,399,409	$28,620,423
Less: Allowance for credit losses	(10,613,695)	(7,133,370)
Total accounts receivable, net	$18,785,714	$21,487,053

Schedule of Movement of Allowance for Doubtful Accounts	Movement of allowance for credit losses is as follows:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023

Beginning balance	$7,133,370	$7,080,677
Provision for credit losses	3,773,492	256,834
Written-off	(128,035)	(6,214)
Foreign currency translation adjustments	(165,132)	(197,927)
Ending balance	$10,613,695	$7,133,370